Note Payable - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2021 USD ($) Tranche	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Disclosure [Line Items]
Debt Issuance Costs, Net						$ 1,074	$ 1,405
Interest expense recognized		$ 0	$ 482	$ 1,917	$ 1,280	$ 1,808	203
Term Loan Facility [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Loan maturity date	Oct. 01, 2026
End of term charge as percentage on principal amount	9.00%
Loan, interest rate	8.10%
Term Loan Facility [Member] | Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Disclosure [Line Items]
Loan, interest rate	4.85%
Term Loan Prepayment During First Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	1.50%
Term Loan Prepayment During Second Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	1.00%
Term Loan Prepayment After Second Year [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Line of credit facility prepayment of premium percentage	0.00%
Loan Agreement [Member]
Debt Disclosure [Line Items]
Loan, interest rate	15.00%
Gain (Loss) on Extinguishment of Debt, before Debt Issuance Cost Writeoff				1,917
Deferred Debt Issuance Cost, Writeoff				$ 939
Loan Agreement [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Loan, interest rate	16.29%
Debt discount	$ 1,350
Loan Agreement [Member] | Silicon Valley Bank [Member] | Legal Expenses [Member]
Debt Disclosure [Line Items]
Debt Issuance Costs, Net	103						$ 103
Loan Agreement [Member] | Term Loan Facility [Member] | Silicon Valley Bank [Member]
Debt Disclosure [Line Items]
Borrowing amount	$ 50,000
Debt instrument number of tranches | Tranche	3
Proceeds from loan agreement	$ 15,000
Additional borrowing amount	15,000
Line of credit facility additional discretionary	$ 15,000
Loan maturity date	Oct. 01, 2026
End of term charge as percentage on principal amount	9.00%
Loan Agreement [Member] | Term Loan Facility [Member] | Silicon Valley Bank [Member] | Regulatory Milestone [Member]
Debt Disclosure [Line Items]
Additional borrowing amount	$ 10,000